Stockholders' Deficit (Q3) (Details)	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Apr. 25, 2023 shares
Stockholders' Equity [Abstract]
Preference shares, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preference shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination	1		1
As-converted percentage for Class A ordinary shares after conversion of Class B shares	20.00%		20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1
Ordinary shares, shares issued (in shares)	0	0	0
Ordinary shares, shares outstanding (in shares)	0	0	0
Common stock subject to possible redemption (in shares)	5,702,791	23,000,000	23,000,000	17,297,209
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1	1
Ordinary shares, shares issued (in shares)	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding (in shares)	5,750,000	5,750,000	5,750,000